UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07458

Tweedy, Browne Fund Inc.

(Exact name of registrant as specified in charter)

350 Park Avenue, 9th Floor

New York, NY 10022

(Address of principal executive offices) (Zip code)

M. Gervase Rosenberger

Tweedy, Browne Company LLC

350 Park Avenue, 9th Floor

New York, NY 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-916-0600

Date of fiscal year end: March 31

Date of reporting period: June 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—83.5%

	Canada—1.1%
750,000	National Bank of Canada	$53,536,221

	Czech Republic—0.0%(a)
2,800	Philip Morris CR a.s.	1,562,174

	Finland—1.2%
960,000	Kone Oyj, Class B	58,027,132

	France—7.4%
7,719,256	CNP Assurances(b)	94,336,775
1,417,865	Safran SA	52,540,842
600,949	Teleperformance SA	13,262,228
3,476,920	Total SA	156,639,881
988,950	Vallourec SA	40,374,271

		357,153,997

	Germany—9.0%
3,726,000	Axel Springer AG	160,177,477
1,936,000	Henkel AG & Company, KGaA	107,562,380
896,077	Krones AG	45,225,171
42,354	KSB AG	22,225,382
699,000	Muenchener Rueckversicherungs AG	98,597,508

		433,787,918

	Hong Kong—0.3%
271,000	Guoco Group Ltd.	2,089,224
434,500	Jardine Strategic Holdings Ltd.	13,252,250
2,104,000	Sinolink Worldwide Holdings Ltd.(b)	135,622

		15,477,096

	Ireland—0.0%(a)
1,111,317	Unidare PLC(b)(c)(d)	14,103

	Italy—0.7%
5,000,000	Arnoldo Mondadori Editore SpA(b)	5,628,244
144,268	Buzzi Unicem SpA	1,355,734
4,795,392	SOL SpA(c)	25,133,528

		32,117,506

	Japan—5.3%
545,600	Aica Kogyo Company Ltd.	8,178,188
1,594,700	Canon, Inc.	63,256,367
200,000	Daiwa Industries Ltd.	960,020
2,064,000	Fujitec Company Ltd.	13,115,027
446,600	Fukuda Denshi Company Ltd.	14,004,176
1,069,200	Hi-Lex Corporation	17,688,232
1,577,500	Honda Motor Company Ltd.	54,349,511
75,400	Kaga Electronics Company Ltd.	807,958
257,000	Katsuragawa Electric Company Ltd.(b)	383,294
133,000	Kawasumi Laboratories, Inc.	800,100
1,329,500	Kuroda Electric Company Ltd.	15,096,215
69,100	Mandom Corporation	1,752,831
21,670	Medikit Company Ltd.	6,816,857
307,000	Mirai Industry Company Ltd.	3,439,754
61,600	Mitsubishi Tanabe Pharma Corporation	883,970
162,780	Nippon Kanzai Company Ltd.	2,962,233
72,700	Ryoyo Electro Corporation	739,847

Shares		Value (Note 1)

	Japan (continued)
168,500	Sangetsu Company Ltd.	$4,156,009
100,400	SEC Carbon Ltd.	377,491
400,000	Shinko Shoji Company Ltd.	3,223,462
151,400	SK Kaken Company Ltd.	6,015,014
375,300	T. Hasegawa Company Ltd.	4,731,819
1,281,300	Takata Corporation	27,620,454
200,000	Tomen Electronics Corporation	2,902,619

		254,261,448

	Mexico—3.1%
13,558,652	Arca Continental SAB de CV	78,165,312
532,995	Coca-Cola Femsa SA de CV, Sponsored ADR(e)	69,758,386

		147,923,698

	Netherlands—9.7%
2,093,000	Akzo Nobel NV	98,382,873
23,620	Crown Van Gelder Gemeenschappelijk Bezit NV, CVA(b)	149,275
3,998,000	Heineken Holding NV	179,201,970
3,902,815	Royal Dutch Shell PLC, Class A	131,771,207
972,689	Telegraaf Media Groep NV, CVA	10,203,489
1,368,000	Unilever NV, CVA	45,806,013

		465,514,827

	Norway—1.8%
2,600,000	Schibsted ASA	84,239,921

	Singapore—2.5%
9,436,400	Fraser and Neave Ltd.	52,143,038
4,428,800	United Overseas Bank Ltd.	65,236,350

		117,379,388

	South Korea—0.3%
150,900	Daegu Department Store Company Ltd.	1,804,977
90,974	Hanil Cement Company Ltd.	2,565,557
141,713	Samchully Company Ltd.	10,888,151
14,792	Samyang Genex Company Ltd.	681,903

		15,940,588

	Spain—0.9%
9,086,000	Mediaset España Comunicacion SA	44,127,618

	Sweden—0.0%(a)
63,360	Cloetta AB, B Shares(b)	140,445

	Switzerland—17.7%
218,165	Coltene Holding AG(c)	6,211,882
388,000	CIE Financiere Richemont AG	21,254,939
343,783	Daetwyler Holding AG, Bearer	24,553,334
10,000	Loeb Holding AG	2,004,754
3,182,700	Nestle SA, Registered	190,154,976
80	Neue Zuercher Zeitung(b)	515,584
3,002,000	Novartis AG, Registered	167,782,145
43,688	Phoenix Mecano AG	21,463,201
185,918	PubliGroupe SA, Registered(c)	27,931,896
984,000	Roche Holding AG	170,081,775
248,117	Siegfried Holding AG(c)	29,595,784

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	Switzerland (continued)
4,297	Sika AG, Bearer	$8,298,908
432,618	Tamedia AG	46,164,203
584,275	Zurich Insurance Group AG	131,793,674

		847,807,055

	Thailand—1.1%
9,089,500	Bangkok Bank Public Company Ltd., NVDR	54,806,022

	United Kingdom—13.5%
1,521,000	AGA Rangemaster Group PLC	1,711,682
1,782,000	BBA Aviation PLC	5,701,773
1,882,980	British American Tobacco PLC	95,733,469
5,464,262	Daily Mail & General Trust PLC, Class A	36,252,999
6,289,000	Diageo PLC, Sponsored ADR	161,967,102
7,620,540	G4S PLC	33,359,355
2,845,500	Hays PLC	3,287,028
1,397,625	Headlam Group PLC	6,061,189
5,530,500	HSBC Holdings PLC	48,671,724
1,026,408	Imperial Tobacco Group PLC	39,522,425
3,346,355	Provident Financial PLC	63,770,578
4,891,800	TT Electronics PLC	11,662,304
2,700,000	Unilever PLC	90,794,723
17,721,661	Vodafone Group PLC	49,823,663

		648,320,014

	United States—7.9%
75,700	American National Insurance Company	5,395,139
1,094,821	Baxter International, Inc.	58,189,736
436	Berkshire Hathaway Inc., Class A(b)	54,476,020
301	Berkshire Hathaway Inc., Class B(b)	25,082
587,000	ConocoPhillips	32,801,560
49,250	Devon Energy Corporation	2,856,007
76,000	Google Inc., Class A(b)	44,085,320
865,835	Johnson & Johnson	58,495,813
1,299,700	Philip Morris International, Inc.	113,411,822
293,500	Phillips 66(b)	9,755,940

		379,492,439

	Miscellaneous—0.0%(a)
	Undisclosed Security(f)	63,359

	TOTAL COMMON STOCKS (Cost $2,677,621,565)	4,011,692,969

	PREFERRED STOCKS—0.2%

	Croatia—0.1%
166,388	Adris Grupa d.d.	6,177,963

	Germany—0.1%
314,700	Villeroy & Boch AG	2,675,783

	TOTAL PREFERRED STOCKS (Cost $12,253,786)	8,853,746

Shares		Value (Note 1)

	REGISTERED INVESTMENT COMPANY—11.6%
555,726,974	Dreyfus Government Prime Cash Management (Cost $555,726,974)	$555,726,974

Face Value

	U.S. TREASURY BILL—2.6%
$125,000,000	0.137%(g) due 11/01/12(e) (Cost $124,942,557)	124,954,500

TOTAL INVESTMENTS (Cost $3,370,544,882)	97.9%	4,701,228,189
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.7	83,828,968
OTHER ASSETS AND LIABILITIES (Net)	0.4	17,579,779

NET ASSETS	100.0%	$4,802,636,936

(a)	Amount represents less than 0.1% of net assets.
(b)	Non-income producing security.
(c)	“Affiliated company” as defined by the Investment Company Act of 1940. See Note 1.
(d)

Fair valued security. This security has been valued at its fair value as determined in good faith by the Investment Adviser under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair value securities represent less than 0.1% of the net assets of the Fund. See Note 1.

(e)

All or a portion of this security has been segregated to cover certain open forward contracts. At June 30, 2012, liquid assets totaling $169,721,986 have been segregated to cover such open forward contracts.

(f)	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.
(g)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Sector Diversification

June 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Beverage	10.2%
Pharmaceuticals, Biotechnology & Life Sciences	8.9
Media	8.6
Insurance	8.0
Capital Goods	7.3
Energy	6.9
Food	6.8
Tobacco	5.2
Banks	4.6
Materials	3.1
Household & Personal Products	2.3
Technology Hardware & Equipment	2.2
Automobiles & Components	2.1
Health Care Equipment & Services	1.8
Diversified Financials	1.4
Commercial Services & Supplies	1.1
Telecommunication Services	1.0
Software & Services	0.9
Consumer Durables & Apparel	0.6
Utilities	0.2
Retailing	0.2
Transportation	0.1
Real Estate	0.0(a)

Total Common Stocks	83.5

Preferred Stocks	0.2
Registered Investment Company	11.6
U.S. Treasury Bill	2.6
Unrealized Appreciation on Forward Contracts (Net)	1.7
Other Assets and Liabilities (Net)	0.4

Net Assets	100.0%

(a)	Amount represents less than 0.1% of net assets

Portfolio Composition

June 30, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACT TO BUY(a)
33,000,000,000	South Korean Won	JPM	10/2/12	$29,237,373	$28,635,891	$(601,482)

FORWARD EXCHANGE CONTRACTS TO SELL(a)
6,000,000	Canadian Dollar	NTC	8/7/12	$(6,205,399)	$(5,880,311)	$325,088
8,000,000	Canadian Dollar	SSB	1/15/13	(7,737,692)	(7,813,560)	(75,868)
20,000,000	Canadian Dollar	JPM	5/28/13	(19,452,414)	(19,485,051)	(32,637)
20,000,000	Canadian Dollar	JPM	6/26/13	(19,408,054)	(19,474,394)	(66,340)
30,000,000	European Union Euro	SSB	9/25/12	(41,340,000)	(38,104,818)	3,235,182
75,000,000	European Union Euro	SSB	10/2/12	(101,414,255)	(95,270,577)	6,143,678
100,000,000	European Union Euro	SSB	10/16/12	(134,098,014)	(127,051,614)	7,046,400
70,000,000	European Union Euro	SSB	10/19/12	(95,805,144)	(88,939,756)	6,865,388
100,000,000	European Union Euro	BOA	10/23/12	(138,360,008)	(127,063,705)	11,296,303
50,000,000	European Union Euro	CIT	10/25/12	(68,369,495)	(63,533,580)	4,835,915
75,000,000	European Union Euro	CIT	10/29/12	(102,441,747)	(95,305,554)	7,136,193
28,000,000	European Union Euro	NTC	11/28/12	(37,973,598)	(35,595,277)	2,378,321
50,000,000	European Union Euro	BNY	1/15/13	(63,974,001)	(63,605,706)	368,295
50,000,000	European Union Euro	JPM	1/28/13	(64,710,000)	(63,617,384)	1,092,616
45,000,000	European Union Euro	JPM	2/13/13	(59,735,253)	(57,268,586)	2,466,667
35,000,000	European Union Euro	NTC	2/19/13	(46,347,352)	(44,546,009)	1,801,343
70,000,000	European Union Euro	BNY	4/3/13	(93,528,396)	(89,146,264)	4,382,132
20,000,000	European Union Euro	NTC	4/10/13	(26,644,399)	(25,472,904)	1,171,495

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund

Schedule of Forward Exchange Contracts

June 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO SELL(a) (continued)
30,000,000	Great Britain Pound Sterling	CIT	10/16/12	(46,041,600)	(47,039,142)	(997,542)
30,000,000	Great Britain Pound Sterling	CIT	10/23/12	(47,228,100)	(47,038,008)	190,092
10,000,000	Great Britain Pound Sterling	CIT	11/28/12	(15,595,800)	(15,677,388)	(81,588)
12,000,000	Great Britain Pound Sterling	CIT	12/3/12	(18,586,920)	(18,812,530)	(225,610)
13,000,000	Great Britain Pound Sterling	NTC	2/13/13	(20,576,725)	(20,375,767)	200,958
20,000,000	Great Britain Pound Sterling	JPM	2/19/13	(31,556,300)	(31,346,806)	209,494
25,000,000	Great Britain Pound Sterling	SSB	3/5/13	(39,470,625)	(39,181,967)	288,658
35,000,000	Great Britain Pound Sterling	NTC	4/3/13	(55,689,543)	(54,850,260)	839,283
45,000,000	Great Britain Pound Sterling	NTC	4/10/13	(71,869,496)	(70,520,347)	1,349,149
20,000,000	Great Britain Pound Sterling	BNY	4/30/13	(32,142,000)	(31,340,576)	801,424
25,000,000	Great Britain Pound Sterling	BNY	5/2/13	(40,200,753)	(39,175,496)	1,025,257
5,300,000,000	Japanese Yen	NTC	10/22/12	(64,851,637)	(66,537,141)	(1,685,504)
3,550,000,000	Japanese Yen	BNY	11/19/12	(44,023,909)	(44,589,142)	(565,233)
4,000,000,000	Japanese Yen	JPM	12/28/12	(50,208,680)	(50,275,791)	(67,111)
5,175,000,000	Japanese Yen	JPM	8/30/13	(64,930,991)	(65,409,031)	(478,040)
2,000,000,000	Japanese Yen	BNY	9/13/13	(24,542,889)	(25,289,789)	(746,900)
700,000,000	Mexican Peso	NTC	10/31/12	(50,530,936)	(51,532,107)	(1,001,171)
500,000,000	Mexican Peso	SSB	1/28/13	(36,548,372)	(36,529,530)	18,842
460,000,000	Mexican Peso	BNY	2/19/13	(34,959,721)	(33,548,904)	1,410,817
250,000,000	Mexican Peso	NTC	6/10/13	(16,964,680)	(18,074,985)	(1,110,305)
80,000,000	Norwegian Krone	BNY	10/29/12	(13,929,274)	(13,396,554)	532,720
150,000,000	Norwegian Krone	SSB	1/15/13	(24,654,832)	(25,047,778)	(392,946)
125,000,000	Norwegian Krone	SSB	2/19/13	(21,405,942)	(20,848,109)	557,833
85,000,000	Norwegian Krone	BNY	5/21/13	(14,297,248)	(14,132,609)	164,639
25,000,000	Singapore Dollar	JPM	10/16/12	(19,297,569)	(19,741,343)	(443,774)
50,000,000	Singapore Dollar	SSB	12/3/12	(38,607,058)	(39,499,026)	(891,968)
35,000,000	Singapore Dollar	JPM	2/13/13	(28,193,975)	(27,667,937)	526,038
12,000,000	Singapore Dollar	JPM	5/21/13	(9,625,411)	(9,495,032)	130,379
12,000,000	Singapore Dollar	BNY	6/26/13	(9,471,117)	(9,498,443)	(27,326)
50,000,000,000	South Korean Won	JPM	10/2/12	(41,999,160)	(43,387,713)	(1,388,553)
120,000,000	Swiss Franc	BOA	10/16/12	(131,485,235)	(127,157,977)	4,327,258
35,000,000	Swiss Franc	JPM	10/19/12	(39,198,997)	(37,091,045)	2,107,952
95,000,000	Swiss Franc	BNY	10/23/12	(107,399,243)	(100,687,644)	6,711,599
50,000,000	Swiss Franc	CIT	10/25/12	(55,940,927)	(52,996,643)	2,944,284
60,000,000	Swiss Franc	JPM	10/29/12	(67,461,210)	(63,603,521)	3,857,689
30,000,000	Swiss Franc	BNY	11/28/12	(33,145,509)	(31,830,117)	1,315,392
25,000,000	Swiss Franc	CIT	12/3/12	(27,445,384)	(26,529,067)	916,317
40,000,000	Swiss Franc	NTC	1/15/13	(42,346,863)	(42,503,227)	(156,364)
20,000,000	Swiss Franc	BNY	2/13/13	(22,062,879)	(21,271,606)	791,273
50,000,000	Swiss Franc	NTC	2/19/13	(55,253,503)	(53,189,367)	2,064,136
400,000,000	Thailand Baht	BNY	8/7/12	(13,076,169)	(12,560,358)	515,811
800,000,000	Thailand Baht	BNY	5/15/13	(25,196,850)	(24,799,582)	397,268
375,000,000	Thailand Baht	JPM	5/28/13	(11,744,441)	(11,618,789)	125,652

TOTAL				$(2,787,303,694)	$(2,702,873,244)	$84,430,450

Unrealized Appreciation on Forward Contracts (Net)						$83,828,968

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BOA	—	Bank of America
BNY	—	BNY Mellon
CIT	—	Citibank
JPM	—	JPMorgan Chase
NTC	—	Northern Trust
SSB	—	State Street

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—85.1%

	Australia—0.9%
743,000	Metcash Ltd.	$2,566,638

	Finland—0.4%
20,000	Kone Oyj, Class B	1,208,899

	France—8.5%
269,000	CNP Assurances(a)	3,287,440
122,805	Safran SA	4,550,700
135,820	Teleperformance SA	2,997,386
224,000	Total SA	10,091,499
76,285	Vallourec SA	3,114,365

		24,041,390

	Germany—8.9%
209,600	Axel Springer AG	9,010,520
79,200	Henkel AG & Company, KGaA	4,400,279
37,000	Krones AG	1,867,397
40,200	Muenchener Rueckversicherungs AG	5,670,415
51,200	Siemens AG	4,297,476

		25,246,087

	Hong Kong—0.5%
28,500	Jardine Strategic Holdings Ltd.	869,250
9,242,000	Sinolink Worldwide Holdings Ltd.(a)	595,732

		1,464,982

	Ireland—0.1%
27,700	Abbey PLC	209,159

	Italy—1.7%
157,000	Buzzi Unicem SpA	1,475,380
70,400	Davide Campari-Milano SpA	490,483
110,000	Eni SpA	2,342,416
92,000	SOL SpA	482,189

		4,790,468

	Japan—5.1%
67,500	Canon, Inc.	2,677,497
22,000	Daiwa Industries Ltd.	105,602
71,000	Honda Motor Company Ltd.	2,446,159
37,100	Kaga Electronics Company Ltd.	397,550
30,000	Mandom Corporation	760,998
154,200	Mitsubishi Tanabe Pharma Corporation	2,212,796
20,000	Nagase & Company Ltd.	247,400
9,400	Nakanishi Inc.	955,433
133,000	NGK Spark Plug Company Ltd.	1,743,552
28,000	Nihon Kagaku Sangyo Company Ltd.	197,744
13,600	Nippon Kanzai Company Ltd.	247,490
20,000	Ryoyo Electro Corporation	203,534
33,000	SEC Carbon Ltd.	124,076
55,500	Shinko Shoji Company Ltd.	447,255
13,000	T. Hasegawa Company Ltd.	163,905
70,000	Takata Corporation	1,508,961
10,100	Tomen Electronics Corporation	146,582

		14,586,534

Shares		Value (Note 1)

	Mexico—0.4%
207,855	Arca Continental SAB de CV	$1,198,279

	Netherlands—10.3%
112,000	Akzo Nobel NV	5,264,635
81,600	Heineken Holding NV	3,657,549
80,200	Heineken NV	4,187,653
263,300	Royal Dutch Shell PLC, Class A	8,889,829
222,100	Unilever NV, CVA	7,436,780

		29,436,446

	New Zealand—0.3%
455,000	Nuplex Industries Ltd.	914,265

	Norway—0.7%
59,500	Schibsted ASA	1,927,798

	Singapore—2.8%
66,000	Fraser and Neave Ltd.	364,699
1,316,400	Metro Holdings Ltd.	826,127
456,000	United Overseas Bank Ltd.	6,716,893

		7,907,719

	South Korea—1.3%
22,040	Daegu Department Store Company Ltd.	263,629
8,375	Dongsuh Companies, Inc.	229,602
109,740	S&T Holdings Company Ltd.	982,088
17,600	Samchully Company Ltd.	1,352,250
18,400	Samyang Genex Company Ltd.	848,230

		3,675,799

	Spain—0.9%
538,200	Mediaset España Comunicacion SA	2,613,855

	Switzerland—14.8%
156,900	ABB Ltd.	2,561,125
23,600	Coltene Holding AG	671,970
141,300	Nestle SA, Registered	8,442,171
179,200	Novartis AG, Registered	10,015,510
1,200	PubliGroupe SA, Registered	180,285
49,600	Roche Holding AG	8,573,228
25,000	Schindler Holding AG	2,823,561
2,955	Siegfried Holding AG	352,477
921	Tamedia AG	98,279
37,100	Zurich Insurance Group AG	8,368,568

		42,087,174

	Thailand—1.1%
511,100	Bangkok Bank Public Company Ltd., NVDR	3,081,727

	United Kingdom—19.0%
829,700	BAE Systems PLC	3,755,688
42,500	British American Tobacco PLC	2,160,763
590,900	Daily Mail & General Trust PLC, Class A	3,920,364
359,000	Diageo PLC, Sponsored ADR	9,245,697
1,311,600	G4S PLC	5,741,605
63,500	GlaxoSmithKline PLC	1,441,167
1,558,000	Hays PLC	1,799,750
296,000	Headlam Group PLC	1,283,686

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	United Kingdom (continued)
227,826	Home Retail Group PLC	$302,484
953,350	HSBC Holdings PLC	8,390,053
149,137	Imperial Tobacco Group PLC	5,742,605
99,115	Provident Financial PLC	1,888,808
500,000	Tesco PLC	2,431,497
200,000	TT Electronics PLC	476,810
1,945,800	Vodafone Group PLC	5,470,530

		54,051,507

	United States—7.3%
15,825	Baxter International, Inc.	841,099
40,700	ConocoPhillips	2,274,316
147,100	Johnson & Johnson	9,938,076
7,750	Mastercard, Inc., Class A	3,333,353
43,000	Philip Morris International, Inc.	3,752,180
20,350	Phillips 66(a)	676,434

		20,815,458

	Miscellaneous—0.1%
	Undisclosed Security(b)	150,345

	TOTAL COMMON STOCKS (Cost $241,124,588)	241,974,529

Shares		Value (Note 1)

	PREFERRED STOCKS—0.1%

	Germany—0.1%
897	KSB AG (Cost $459,506)	$407,639

	REGISTERED INVESTMENT COMPANY—14.5%
41,174,395	Dreyfus Government Prime Cash Management (Cost $41,174,395)	41,174,395

TOTAL INVESTMENTS (Cost $282,758,489)	99.7%	283,556,563
OTHER ASSETS AND LIABILITIES (Net)	0.3	917,355

NET ASSETS	100.0%	$284,473,918

(a)	Non-income producing security.
(b)	“Undisclosed Security” represents an issuer, a generally smaller capitalization issuer, where disclosure may be disadvantageous to the Fund’s accumulation or disposition program.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaten van aandelen (Share Certificates)
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Global Value Fund II - Currency Unhedged

Sector Diversification

June 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.4%
Capital Goods	9.5
Energy	8.5
Beverage	6.6
Banks	6.4
Media	6.2
Insurance	6.1
Food	5.9
Tobacco	4.1
Commercial Services & Supplies	3.8
Materials	3.0
Automobiles & Components	2.0
Telecommunication Services	1.9
Household & Personal Products	1.8
Food & Staples Retailing	1.8
Technology Hardware & Equipment	1.5
Software & Services	1.2
Retailing	1.0
Health Care Equipment & Services	0.9
Diversified Financials	0.7
Utilities	0.5
Real Estate	0.2
Consumer Durables & Apparel	0.1

Total Common Stocks	85.1
Preferred Stocks	0.1
Registered Investment Company	14.5
Other Assets and Liabilities (Net)	0.3

Net Assets	100.0%

Portfolio Composition

June 30, 2012 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—85.9%

	France—4.1%
360,300	CNP Assurances(a)	$4,403,214
348,205	Total SA	15,687,099

		20,090,313

	Germany—6.0%
164,718	Axel Springer AG	7,081,083
193,000	Henkel AG & Company, KGaA	10,722,903
36,000	Krones AG	1,816,927
66,400	Muenchener Rueckversicherungs AG	9,366,058

		28,986,971

	Japan—1.8%
148,100	Canon, Inc.	5,874,627
87,000	Honda Motor Company Ltd.	2,997,406

		8,872,033

	Mexico—0.6%
473,540	Arca Continental SAB de CV	2,729,947

	Netherlands—8.1%
72,500	Akzo Nobel NV	3,407,911
352,600	Heineken Holding NV	15,804,556
409,000	Royal Dutch Shell PLC, Class A	13,809,116
183,946	Unilever NV, ADR	6,134,599

		39,156,182

	Singapore—1.6%
539,000	United Overseas Bank Ltd.	7,939,485

	Spain—0.7%
669,070	Mediaset España Comunicacion SA	3,249,446

	Switzerland—12.2%
298,000	Nestle SA, Registered, Sponsored ADR	17,802,520
304,545	Novartis AG, Registered	17,021,057
92,700	Roche Holding AG	16,022,948
38,415	Zurich Insurance Group AG	8,665,190

		59,511,715

	United Kingdom—6.7%
183,000	British American Tobacco PLC	9,303,989
157,880	Diageo PLC, Sponsored ADR	16,272,692
205,000	Unilever PLC, Sponsored ADR	6,914,650

		32,491,331

	United States—44.1%
94,535	3M Company	8,470,336
75,523	American National Insurance Company	5,382,524
557,665	Bank of New York Mellon Corporation/The	12,240,747
176,890	Baxter International, Inc.	9,401,703
80	Berkshire Hathaway Inc., Class A(a)	9,995,600
30,626	Berkshire Hathaway Inc., Class B(a)	2,552,065
297,433	Brown & Brown, Inc.	8,110,998
402,900	Cisco Systems, Inc.	6,917,793

Shares		Value (Note 1)

	United States (continued)
230,068	Comcast Corporation, Special Class A	$7,224,135
211,695	ConocoPhillips	11,829,517
136,105	Devon Energy Corporation	7,892,729
129,850	Emerson Electric Company	6,048,413
12,250	Google Inc., Class A(a)	7,105,857
66,804	Henry Schein, Inc.(a)	5,243,446
246,189	Johnson & Johnson	16,632,529
445,800	Leucadia National Corporation	9,482,166
18,500	Mastercard, Inc., Class A	7,957,034
36,818	National Western Life Insurance Company, Class A	5,225,210
98,000	Norfolk Southern Corporation	7,033,460
129,200	Philip Morris International, Inc.	11,273,992
76,952	Phillips 66(a)	2,557,884
137,202	UniFirst Corporation	8,746,627
88,835	Union Pacific Corporation	10,598,904
163,415	Wal-Mart Stores, Inc.	11,393,294
437,085	Wells Fargo & Company	14,616,122

		213,933085

	TOTAL COMMON STOCKS (Cost $285,500,350)	416,960,508

	REGISTERED INVESTMENT COMPANY—10.0%
48,674,139	Dreyfus Government Prime Cash Management (Cost $48,674,139)	48,674,139

Face Value

	U.S. TREASURY BILL—2.8%
$13,500,000	0.147%(b) due 12/13/12(c) (Cost $13,491,059)	13,491,239

TOTAL INVESTMENT (Cost $347,665,548)	98.7%	$479,125,886
UNREALIZED APPRECIATION ON FORWARD CONTRACTS (Net)	1.1	5,487,095
OTHER ASSETS AND LIABILITIES (Net)	0.2	823,845

NET ASSETS	100.0%	$485,436,826

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.
(c)	This security has been segregated to cover certain open forward contracts. At June 30, 2012, liquid assets totaling $13,491,239 have been segregated to cover such open forward contracts.

Abbreviations:
ADR	—	American Depositary Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Value Fund

Sector Diversification

June 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Insurance	11.1%
Energy	10.7
Pharmaceuticals, Biotechnology & Life Sciences	10.2
Beverage	7.2
Food	6.4
Banks	4.6
Diversified Financials	4.5
Tobacco	4.2
Transportation	3.6
Media	3.6
Capital Goods	3.4
Software & Services	3.1
Health Care Equipment & Services	3.0
Technology Hardware & Equipment	2.6
Food & Staples Retailing	2.4
Household & Personal Products	2.2
Commercial Services & Supplies	1.8
Materials	0.7
Automobiles & Components	0.6

Total Common Stocks	85.9
Registered Investment Company	10.0
U.S. Treasury Bill	2.8
Unrealized Appreciation on Forward Contracts (Net)	1.1
Other Assets and Liabilities (Net)	0.2

Net Assets	100.0%

Portfolio Composition

June 30, 2012 (Unaudited)

Schedule of Forward Exchange Contracts

June 30, 2012 (Unaudited)

Contracts		Counter- party	Contract Value Date	Contract Value on Origination Date	Value 6/30/12 (Note 1)	Unrealized Gain (Loss)
FORWARD EXCHANGE CONTRACTS TO BUY(a)
4,500,000	European Union Euro	SSB	10/16/12	$5,660,505	$5,717,323	$56,818

FORWARD EXCHANGE CONTRACTS TO SELL(a)
4,500,000	European Union Euro	SSB	10/16/12	$(6,034,411)	$(5,717,323)	$317,088
7,000,000	European Union Euro	CIT	10/29/12	(9,561,230)	(8,895,185)	666,045
5,000,000	European Union Euro	NTC	11/28/12	(6,781,000)	(6,356,300)	424,700
10,000,000	European Union Euro	BNY	12/3/12	(13,403,600)	(12,713,480)	690,120
20,000,000	European Union Euro	NTC	2/19/13	(26,484,201)	(25,454,863)	1,029,338
7,500,000	European Union Euro	BNY	4/3/13	(10,020,900)	(9,551,385)	469,515
2,500,000	Great Britain Pound Sterling	NTC	9/7/12	(4,079,350)	(3,920,390)	158,960
4,000,000	Great Britain Pound Sterling	CIT	10/16/12	(6,138,880)	(6,271,886)	(133,006)
3,000,000	Great Britain Pound Sterling	CIT	12/3/12	(4,646,730)	(4,703,132)	(56,402)
4,000,000	Great Britain Pound Sterling	BNY	4/30/13	(6,428,400)	(6,268,115)	160,285
250,000,000	Japanese Yen	NTC	10/22/12	(3,059,040)	(3,138,545)	(79,505)
160,000,000	Japanese Yen	JPM	1/15/13	(2,096,024)	(2,011,747)	84,277
260,000,000	Japanese Yen	JPM	2/19/13	(3,375,089)	(3,271,353)	103,736
16,000,000	Mexican Peso	JPM	1/15/13	(1,128,987)	(1,170,146)	(41,159)
7,000,000	Singapore Dollar	SSB	12/3/12	(5,404,988)	(5,529,864)	(124,876)
2,000,000	Swiss Franc	NTC	9/7/12	(2,475,462)	(2,116,940)	358,522
7,500,000	Swiss Franc	BOA	10/16/12	(8,217,827)	(7,947,373)	270,454
8,000,000	Swiss Franc	JPM	10/29/12	(8,994,828)	(8,480,470)	514,358
7,500,000	Swiss Franc	BNY	11/28/12	(8,286,377)	(7,957,529)	328,848
7,000,000	Swiss Franc	NTC	2/19/13	(7,735,490)	(7,446,511)	288,979

TOTAL				$(144,352,814)	$(138,922,537)	$5,430,277

Unrealized Appreciation on Forward Contracts (Net)						$5,487,095

(a)	Primary risk exposure being hedged against is currency risk.

Counterparty Abbreviations:
BOA	—	Bank of America
BNY	—	BNY Mellon
CIT	—	Citibank
JPM	—	JP Morgan Chase
NTC	—	Northern Trust
SSB	—	State Street

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Portfolio of Investments

June 30, 2012 (Unaudited)

Shares		Value (Note 1)

	COMMON STOCKS—82.9%

	Australia—1.4%
2,310,000	Metcash Ltd.	$7,979,722

	Canada—1.5%
215,000	IGM Financial, Inc.	8,444,357

	France—6.3%
458,685	CNP Assurances(a)	5,605,574
312,700	SCOR SE	7,583,468
486,800	Total SA	21,930,989

		35,120,031

	Germany—8.1%
375,400	Axel Springer AG	16,138,117
107,000	Muenchener Rueckversicherungs AG	15,092,895
160,500	Siemens AG	13,471,580

		44,702,592

	Italy—1.8%
457,200	Eni SpA	9,735,931

	Mexico—0.5%
476,115	Arca Continental SAB de CV	2,744,792

	Netherlands—8.2%
222,000	Akzo Nobel NV	10,435,259
563,000	Royal Dutch Shell PLC, Class A	19,008,636
479,000	Unilever NV, CVA	16,038,801

		45,482,696

	Singapore—2.8%
1,037,000	United Overseas Bank Ltd.	15,275,039

	Switzerland—13.5%
685,200	ABB Ltd.	11,184,723
221,000	Nestle SA, Registered	13,203,962
389,200	Novartis AG, Registered	21,752,435
93,000	Roche Holding AG	16,074,802
56,450	Zurich Insurance Group AG	12,733,307

		74,949,229

	Thailand—0.4%
386,200	Bangkok Bank Public Company Ltd., NVDR	2,328,630

	United Kingdom—21.8%
2,235,700	BAE Systems PLC	10,120,033
215,300	British American Tobacco PLC	10,946,168
856,700	Daily Mail & General Trust PLC, Class A	5,683,832
510,700	Diageo PLC, Sponsored ADR	13,152,584
3,123,000	G4S PLC	13,671,113
139,505	GlaxoSmithKline PLC	3,166,142
1,835,145	HSBC Holdings PLC	16,150,379
367,212	Imperial Tobacco Group PLC	14,139,708
371,400	Pearson PLC	7,374,756
264,615	Provident Financial PLC	5,042,696
932,505	Tesco PLC	4,534,767
5,854,000	Vodafone Group PLC	16,458,261

		120,440,439

Shares		Value (Note 1)

	United States—16.6%
61,000	Arthur J. Gallagher & Company	$2,139,270
115,000	Automatic Data Processing, Inc.	6,400,900
148,000	ConocoPhillips	8,270,240
193,000	Emerson Electric Company	8,989,940
307,000	Exelon Corporation	11,549,340
313,625	Johnson & Johnson	21,188,505
93,600	Kimberly-Clark Corporation	7,840,872
50,970	Lockheed Martin Corporation	4,438,468
119,755	Philip Morris International, Inc.	10,449,821
74,000	Phillips 66(a)	2,459,760
270,500	Sysco Corporation	8,063,605

		91,790,721

	TOTAL COMMON STOCKS (Cost $428,518,004)	458,994,179

	REGISTERED INVESTMENT COMPANY—10.6%
58,418,680	Dreyfus Government Prime Cash Management (Cost $58,418,680)	58,418,680

Face Value

	TREASURY BILLS—3.4%

	Germany—2.3%
€10,000,000	0.061%(b) due 08/15/12	12,687,851

	United States—1.1%
$6,000,000	0.147%(b) due 12/13/12	5,996,106

	TOTAL TREASURY BILLS (Cost $19,157,911)	18,683,957

TOTAL INVESTMENTS (Cost $506,094,595)	96.9%	536,096,816
OTHER ASSETS AND LIABILITIES (Net)	3.1	17,292,256

NET ASSETS	100.0%	$553,389,072

(a)	Non-income producing security.
(b)	Rate represents annualized yield at date of purchase.

Abbreviations:
ADR	—	American Depositary Receipt
CVA	—	Certificaten van aandelen (Share Certificates)
	€—	European Union Euro
NVDR	—	Non Voting Depository Receipt

SEE NOTES TO PORTFOLIO OF INVESTMENTS

Tweedy, Browne Worldwide High Dividend Yield Value Fund

Sector Diversification

June 30, 2012 (Unaudited)

Sector Diversification	Percentage of Net Assets

COMMON STOCKS:
Pharmaceuticals, Biotechnology & Life Sciences	11.2%
Energy	11.1
Capital Goods	8.7
Insurance	7.8
Tobacco	6.4
Banks	6.1
Food	5.3
Media	5.3
Food & Staples Retailing	3.7
Telecommunication Services	3.0
Beverage	2.9
Commercial Services & Supplies	2.5
Diversified Financials	2.4
Utilities	2.1
Materials	1.9
Household & Personal Products	1.4
Software & Services	1.1

Total Common Stocks	82.9
Registered Investment Company	10.6
Treasury Bills	3.4
Other Assets and Liabilities (Net)	3.1

Net Assets	100.0%

Portfolio Composition

June 30, 2012 (Unaudited)

SEE NOTES TO PORTFOLIO OF INVESTMENTS

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

1. Valuation and Investment Practices

Portfolio Valuation Tweedy, Browne Fund Inc. (the “Company”) consists of four series: Tweedy, Browne Global Value Fund; Tweedy, Browne Global Value Fund II – Currency Unhedged; Tweedy, Browne Value Fund and Tweedy, Browne Worldwide High Dividend Yield Value Fund (collectively the “Funds”). Portfolio securities and other assets, listed on a U.S. national securities exchange, comparable foreign securities exchange or through any system providing for contemporaneous publication of actual prices (and not subject to restrictions against sale by the Fund on such exchange or system) are valued at the last quoted sale price at or prior to the close of regular trading on the New York Stock Exchange or, if applicable, the NASDAQ Official Closing Price (“NOCP”). Portfolio securities and other assets, which are readily marketable but for which there are no reported sales on the valuation date, whether because they are not traded in a system providing for same day publication of sales or because there were no sales reported on such date, are generally valued at the mean between the last asked price and the last bid price prior to the close of regular trading. Forward exchange contracts are valued at the forward rate. Securities and other assets for which current market quotations are not readily available, and those securities which are generally not readily marketable due to significant legal or contractual restrictions, will be valued at fair value as determined in good faith by the Investment Adviser under the direction of the Board of Directors. Securities and other assets for which the most recent market quotations may not be reliable (including because the last sales price does not reflect current market value at the time of valuing the Funds’ asset due to developments since such last price) may be valued at fair value if the Investment Adviser concludes that fair valuation will likely result in a more accurate net asset valuation. The

Funds’ use of fair value pricing may cause the net asset value of the Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security. Debt securities purchased with a remaining maturity of more than 60 days are valued through pricing obtained by pricing services approved by the Funds’ Board of Directors. Debt securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, or by reference to other factors (i.e., pricing services or dealer quotations) by the Investment Adviser.

Fair Value Measurements The inputs and valuation techniques used to determine fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the Funds’ assets carried at fair value as of June 30, 2012. See each respective Portfolio of Investments for details on portfolio holdings.

	Tweedy, Browne Global Value Fund
	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks
Germany	$433,787,918	$411,562,536	$22,225,382	$—
Ireland	14,103	—	—	14,103
Switzerland	847,807,055	845,286,717	2,520,338	—
All Other Countries	2,730,083,893	2,730,083,893	—	—
Preferred Stocks	8,853,746	8,853,746	—	—
Registered Investment Company	555,726,974	555,726,974	—	—
U.S. Treasury Bill	124,954,500	—	124,954,500	—

Total Investments in Securities	4,701,228,189	4,551,513,866	149,700,220	14,103

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	94,865,230	—	94,865,230	—
Liability
Unrealized depreciation of forward exchange contracts	(11,036,262)	—	(11,036,262)	—

Total	$4,785,057,157	$4,551,513,866	$233,529,188	$14,103

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

	Tweedy, Browne Global Value Fund II - Currency Unhedged
	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks
Japan	$14,586,534	$14,388,790	$197,744	$—
All Other Countries	227,387,995	227,387,995	—	—
Preferred Stocks	407,639	407,639	—	—
Registered Investment Company	41,174,395	41,174,395	—	—

Total Investments in Securities	$283,556,563	$283,358,819	$197,774	$—

	Tweedy, Browne Value Fund
	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$416,960,508	$416,960,508	$—	$—
Registered Investment Company	48,674,139	48,674,139	—	—
U.S. Treasury Bill	13,491,239	—	13,491,239	—

Total Investments in Securities	479,125,886	465,634,647	13,491,239	—

Other Financial Instruments:
Asset
Unrealized appreciation of forward exchange contracts	5,922,043	—	5,922,043	—
Liability
Unrealized depreciation of forward exchange contracts	(434,948)	—	(434,948)	—

Total	$484,612,981	$465,634,647	$18,978,334	$—

	Tweedy, Browne Worldwide High Dividend Yield Value Fund
	Total Value at June 30, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investments in Securities:
Equity Securities
Common Stocks	$458,994,179	$458,994,179	$—	$—
Registered Investment Company	58,418,680	58,418,680	—	—
Treasury Bills	18,683,957	—	18,683,957	—

Total Investments in Securities	$536,096,816	$517,412,859	$18,683,957	$—

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

The following is a reconciliation of the Global Value Fund’s Level 3 investments for which significant unobservable inputs were used to determine fair value. The Level 3 security listed below was fair valued pursuant to the Funds’ fair value procedures. Its valuation is based on the projected nominal value of the company upon completion of all ongoing litigation.

Equity Securities
Balance as of March 31, 2012	$14,799
Change in unrealized appreciation (depreciation)	(696)

Balance as of June 30, 2012	$14,103

At the end of each calendar quarter, management evaluates the pricing inputs used for Level 1 and 2 assets. As of June 30, 2012, securities with end of period values of $24,230,137 and $197,744 held by Global Value Fund and Global Value Fund II – Currency Unhedged, respectively, were transferred from Level 1 into Level 2 due to the mean price being used. As of June 30, 2012, securities with end of period values of $2,566,638 and $7,979,722 held by Global Value Fund II – Currency Unhedged and Worldwide High Dividend Yield Value Fund, respectively, were transferred from Level 2 into Level 1, due to higher trading volume.

Foreign Currency The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions. Unrealized gains and losses from investments in securities, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of securities. All other unrealized gains and losses, which result from changes in foreign currency exchange rates, have been included in net unrealized appreciation (depreciation) of foreign currencies and net other assets. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investments, securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received. The portion of foreign currency gains and losses related to fluctuation in the exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gains and losses on investment securities sold.

Forward Exchange Contracts Global Value Fund and Value Fund are subject to foreign currency exchange risk in the normal course of pursuing their investment objectives and may enter into forward exchange contracts for non-trading purposes in order to reduce their exposure to fluctuations in foreign currency exchange on their portfolio holdings. Forward exchange contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded by each of the Funds as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time that it was opened and the value of the contract at the time that it was closed.

The use of forward exchange contracts does not eliminate fluctuations in the underlying prices of the Funds’ investment securities, but it does establish a rate of exchange that can be achieved in the future. Although forward exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

TWEEDY, BROWNE FUND INC.

Notes to Portfolio Holdings (Unaudited)

Securities Transactions Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis.

The Investment Company Act of 1940, as amended, defines “affiliated companies” to include securities in which a fund owns 5% or more of the outstanding voting shares of an issuer. The following chart lists the issuers, which may be deemed “affiliated companies”, owned by the Global Value Fund, as well as transactions that occured in the securities of such issuers during the three months ended June 30, 2012:

Shares or Par Amount Held at 3/31/12	Name of Issuer	Value at 3/31/12	Purchase Cost	Sales Proceeds	Value at 6/30/12	Shares or Par Amount Held at 6/30/12
248,117	Siegfried Holding AG	$25,474,645	$—	$—	$29,595,784	248,117
185,918	PubliGroupe SA, Registered	27,542,646	—	—	27,931,896	185,918
4,795,392	Sol SPA	26,961,787	—	—	25,133,528	4,795,392
186,990	Coltene Holding AG	6,413,332	—	—	6,211,882	218,165
1,111,317	Unidare	14,799	—	—	14,103	1,111,317
		$86,407,209	$—	$—	$88,887,193

2. Tax Information

As of June 30, 2012, the aggregate cost for federal tax purposes was as follows:

Global Value Fund	$3,370,544,882
Global Value Fund II – Currency Unhedged	$282,758,489
Value Fund	$347,665,548
Worldwide High Dividend Yield Value Fund	$506,094,595

The aggregate gross unrealized appreciation/(depreciation) and net unrealized appreciation as computed on a federal income tax basis at June 30, 2012 for each Fund is as follows:

	Gross Appreciation	Gross (Depreciation)	Net Appreciation
Global Value Fund	$1,462,700,518	$(32,017,211)	$1,430,683,307
Global Value Fund II – Currency Unhedged	$17,010,084	$(16,212,010)	$798,074
Value Fund	$140,280,927	$(8,820,589)	$131,460,338
Worldwide High Dividend Yield Value Fund	$46,806,542	$(16,804,321)	$30,002,221

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Tweedy, Browne Fund Inc.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date August 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Thomas H. Shrager
Thomas H. Shrager, President (principal executive officer)

Date August 27, 2012

By (Signature and Title)*	/s/ Robert Q. Wyckoff, Jr.
Robert Q. Wyckoff, Jr., Treasurer (principal financial officer)

Date August 27, 2012

* Print the name and title of each signing officer under his or her signature.